Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following Pay Versus Performance information presents the compensation of our Named Executive Officers (“NEOs”) disclosed in the Summary Compensation Table as well as Compensation Actually Paid (“CAP”) to our NEOs and certain performance measures prepared in accordance with Item 402(v) of SEC Regulations S-K as of December 31, 2024.
As discussed further below, the CAP amounts do not necessarily represent actual compensation earned or realized by our NEOs in a given year. The Compensation Committee did not consider the Pay Versus Performance information in 2024 in making its compensation decisions for our NEOs.

Year	Executive Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)	Average Executive Compensation Table Total for non-CEO named executive officers(2), (4)	Average Executive Compensation Actually paid to non-CEO named executive officers(2), (4)	Total Shareholder return(3)	Net Loss
2024	$1,161,132	$218,405	$483,564	$129,734	$45.83	$(21,819,000)
2023	$1,870,884	$2,151,900	$657,621	$656,069	$78.00	$(23,516,000)
2022	$466,476	$(1,021,143)	$453,931	$(310,685)	$77.39	$(24,669,000)

(1)	Mr. Berman was our CEO for each of the three years included in the table. For each of the years listed in the table, our non CEO named executives were Marc Glickman, Craig Glynn and Hamed Alavi.
(2)
See the Executive Compensation Table above for detail on the Executive Compensation Table total compensation for our CEO for each year covered in the table. The average compensation for the Non-CEO NEOs for 2024, 2023 and 2022 was calculated from the Executive Compensation Table above.

(3)
Total Shareholder Return (TSR) represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2021 through the end of the applicable year.

(4)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, the closing price on applicable year-end date(s), and (2) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award, and based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable year and adjusted for the following with respect to each NEO:
•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
•
Plus/(less) the change in value as of the end of the covered year as compared to the value at the end of the prior year for option awards which were granted in prior years and were outstanding and unvested at the end of the covered year.

•	Plus the vesting date value of option awards which were granted and vested during the same covered year.
•	Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior year for option awards which were granted in prior years and vested in the covered year.
In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10 K each year and the footnotes to the Executive Compensation Table appearing therein.
Compensation Actually Paid

	CEO			Non-CEO NEO Average
	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total Compensation	$1,161,132	$1,870,884	$466,476	$483,564	$657,621	$453,931
Less: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(400,513)	(854,393)	—	(100,128)	(261,064)	(155,677)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	481,885	1,245,042	—	120,471	380,429	131,608
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(827,842)	(31,468)	(792,072)	(287,146)	(27,596)	(449,355)
Adjust for: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	30,713	—	—	9,384	—
Adjust for: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(196,257)	(108,878)	(695,547)	(87,027)	(102,705)	(291,192)
Compensation Actually Paid	$218,405	$2,151,900	$(1,021,143)	$129,734	$656,069	$(310,685)

The table above reflects the CAP (determined as noted above) for our CEO and, for our Non-CEO NEOs, the average of the CAPs determined for the Non-CEO NEOs for each of the years shown in the table.

Named Executive Officers, Footnote
(1)	Mr. Berman was our CEO for each of the three years included in the table. For each of the years listed in the table, our non CEO named executives were Marc Glickman, Craig Glynn and Hamed Alavi.

PEO Total Compensation Amount	$ 1,161,132	$ 1,870,884	$ 466,476
PEO Actually Paid Compensation Amount	$ 218,405	2,151,900	(1,021,143)
Adjustment To PEO Compensation, Footnote
(4)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, the closing price on applicable year-end date(s), and (2) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award, and based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable year and adjusted for the following with respect to each NEO:
•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
•
Plus/(less) the change in value as of the end of the covered year as compared to the value at the end of the prior year for option awards which were granted in prior years and were outstanding and unvested at the end of the covered year.

•	Plus the vesting date value of option awards which were granted and vested during the same covered year.
•	Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior year for option awards which were granted in prior years and vested in the covered year.
In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10 K each year and the footnotes to the Executive Compensation Table appearing therein.
Compensation Actually Paid

	CEO			Non-CEO NEO Average
	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total Compensation	$1,161,132	$1,870,884	$466,476	$483,564	$657,621	$453,931
Less: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(400,513)	(854,393)	—	(100,128)	(261,064)	(155,677)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	481,885	1,245,042	—	120,471	380,429	131,608
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(827,842)	(31,468)	(792,072)	(287,146)	(27,596)	(449,355)
Adjust for: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	30,713	—	—	9,384	—
Adjust for: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(196,257)	(108,878)	(695,547)	(87,027)	(102,705)	(291,192)
Compensation Actually Paid	$218,405	$2,151,900	$(1,021,143)	$129,734	$656,069	$(310,685)

The table above reflects the CAP (determined as noted above) for our CEO and, for our Non-CEO NEOs, the average of the CAPs determined for the Non-CEO NEOs for each of the years shown in the table.

Non-PEO NEO Average Total Compensation Amount	$ 483,564	657,621	453,931
Non-PEO NEO Average Compensation Actually Paid Amount	$ 129,734	656,069	(310,685)
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, the closing price on applicable year-end date(s), and (2) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award, and based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%.

For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable year and adjusted for the following with respect to each NEO:
•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
•
Plus/(less) the change in value as of the end of the covered year as compared to the value at the end of the prior year for option awards which were granted in prior years and were outstanding and unvested at the end of the covered year.

•	Plus the vesting date value of option awards which were granted and vested during the same covered year.
•	Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior year for option awards which were granted in prior years and vested in the covered year.
In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10 K each year and the footnotes to the Executive Compensation Table appearing therein.
Compensation Actually Paid

	CEO			Non-CEO NEO Average
	2024	2023	2022	2024	2023	2022
Summary Compensation Table Total Compensation	$1,161,132	$1,870,884	$466,476	$483,564	$657,621	$453,931
Less: Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(400,513)	(854,393)	—	(100,128)	(261,064)	(155,677)
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	481,885	1,245,042	—	120,471	380,429	131,608
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(827,842)	(31,468)	(792,072)	(287,146)	(27,596)	(449,355)
Adjust for: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	30,713	—	—	9,384	—
Adjust for: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(196,257)	(108,878)	(695,547)	(87,027)	(102,705)	(291,192)
Compensation Actually Paid	$218,405	$2,151,900	$(1,021,143)	$129,734	$656,069	$(310,685)

The table above reflects the CAP (determined as noted above) for our CEO and, for our Non-CEO NEOs, the average of the CAPs determined for the Non-CEO NEOs for each of the years shown in the table.

Compensation Actually Paid vs. Total Shareholder Return	Chart 1: Compensation Actually Paid versus TSR
Compensation Actually Paid vs. Net Income	Chart 2: Compensation Actually Paid versus Net Loss
Total Shareholder Return Amount	$ 45.83	78	77.39
Net Income (Loss)	$ (21,819,000)	$ (23,516,000)	$ (24,669,000)
PEO Name	Mr. Berman	Mr. Berman	Mr. Berman
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (400,513)	$ (854,393)	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	481,885	1,245,042	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(827,842)	(31,468)	(792,072)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	30,713	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(196,257)	(108,878)	(695,547)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(100,128)	(261,064)	(155,677)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,471	380,429	131,608
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(287,146)	(27,596)	(449,355)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	9,384	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (87,027)	$ (102,705)	$ (291,192)